Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Minimum Future Lease Payments

The following is a schedule by years of minimum future lease payments as of December 31, 2015:

	Lease	Sublease income	Net lease
2016	$9,946	$(476)	$9,470
2017	7,207	(394)	6,813
2018	6,223	(255)	5,968
2019	5,908	(232)	5,676
2020	3,755	(180)	3,575
Thereafter	8,235	(180)	8,055

Total minimum future lease payments	$41,274	$(1,717)	$39,557

Purchase Obligations	The following is a schedule by years of purchase obligations as of December 31, 2015:

2016	$10,756
2017	4,832
2018	231
2019	2
2020	—
Thereafter	—

Total minimum future purchase obligations	$15,821